Income Taxes - Components of Provision for (Recovery of) Income Tax and Income from Continuing Operations Before Income Tax (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Reconciliation Of Provision Of Income Taxes [Line Items]
Statutory Canadian tax rate	26.60%	28.00%	30.50%
Expected provision for (recovery of) income taxes from continuing operations	$ (324)	$ 425	$ 1,414
Differences in income taxes resulting from:
Investment tax credits	(127)	(138)	(138)
Canadian tax rate differences	(125)
Manufacturing and processing activities		(21)	(71)
Change in unrecognized income tax benefits	(116)
Non-deductible goodwill impairment	84	90
Foreign tax rate differences	6	12	15
Other differences	10	(21)	13
Provision for income taxes	$ (592)	$ 347	$ 1,233